Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Variable Interest Entity [Line Items]
Total assets	¥ 397,436,461	¥ 381,735,733	¥ 367,650,018
Total liabilities	378,959,248	365,269,566
Non-consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	358,373,194	247,954,971
Maximum exposure	34,043,544	27,220,521
Total assets	25,614,084	20,616,842
Trading account assets	2,372,079	1,455,494
Investment securities	5,101,857	5,014,606
Loans	17,347,129	13,513,611
All other assets	793,019	633,131
Total liabilities	288,719	295,113
All other liabilities	288,719	295,113
Non-consolidated VIEs | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	39,009,182	41,001,958
Maximum exposure	9,223,412	8,062,589
Total assets	7,284,351	6,384,079
Trading account assets	13,184	21,719
Investment securities	2,147,351	2,205,877
Loans	5,123,816	4,142,995
All other assets	0	13,488
Total liabilities	3,860	10,823
All other liabilities	3,860	10,823
Non-consolidated VIEs | Investment funds
Variable Interest Entity [Line Items]
Total assets	140,717,674	55,386,213
Maximum exposure	7,385,746	4,930,989
Total assets	4,757,037	3,446,109
Trading account assets	321,000	262,312
Investment securities	300,803	120,436
Loans	3,719,748	2,710,177
All other assets	415,486	353,184
Total liabilities	16,172	27,606
All other liabilities	16,172	27,606
Non-consolidated VIEs | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	72,097,637	54,543,066
Maximum exposure	7,695,707	5,864,814
Total assets	5,333,648	3,907,598
Trading account assets	92,261	80,382
Investment securities	61,114	39,357
Loans	5,134,955	3,749,670
All other assets	45,318	38,189
Total liabilities	251,036	208,100
All other liabilities	251,036	208,100
Non-consolidated VIEs | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	10,205,539	9,034,058
Maximum exposure	5,144,654	4,372,581
Total assets	5,004,762	4,117,969
Trading account assets	1,683,889	944,795
Investment securities	2,592,589	2,641,384
Loans	497,156	386,793
All other assets	231,128	144,997
Total liabilities	0	2,230
All other liabilities	0	2,230
Non-consolidated VIEs | Other
Variable Interest Entity [Line Items]
Total assets	96,343,162	87,989,676
Maximum exposure	4,594,025	3,989,548
Total assets	3,234,286	2,761,087
Trading account assets	261,745	146,286
Investment securities	0	7,552
Loans	2,871,454	2,523,976
All other assets	101,087	83,273
Total liabilities	17,651	46,354
All other liabilities	¥ 17,651	¥ 46,354